Earnings per Share	6 Months Ended
Jun. 30, 2012
Earnings per Share [Abstract]
Earnings per Share

Note 3. Earnings per Share

Basic and diluted earnings per share are calculated using income from continuing operations attributable to Starwood’s common stockholders (i.e. excluding amounts attributable to noncontrolling interests).

The following is a reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations (in millions, except per share data):

	Three Months Ended June 30,
	2012	2011
Income from continuing operations	$129	$150

Weighted average common shares for basic earnings per share	195	189
Effect of dilutive stock options and restricted stock awards	3	6

Weighted average common shares for diluted earnings per share	198	195

Basic earnings per share	$0.67	$0.79

Diluted earnings per share	$0.66	$0.77

	Six Months Ended June 30,
	2012	2011
Income from continuing operations	$258	$179

Weighted average common shares for basic earnings per share	193	188
Effect of dilutive stock options and restricted stock awards	4	7

Weighted average common shares for diluted earnings per share	197	195

Basic earnings per share	$1.34	$0.95

Diluted earnings per share	$1.31	$0.92

Approximately 1,493,356 shares and 1,103,000 shares for the three months ended June 30, 2012 and 2011, respectively, and 1,305,513 and 875,000 shares for the six months ended June 30, 2012 and 2011, respectively, were excluded from the computation of diluted shares, as their impact would have been anti-dilutive.